General (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2005	Jun. 30, 2020 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)	Jun. 30, 2020 USD ($)
General (Textual)
Date of incorporation	Jul. 21, 2003
Incurred loss | ₪		₪ (41,978)	₪ (47,389)	₪ (45,673)		₪ (46,823)	₪ (109,194)
Accumulated deficit | ₪		(366,011)	(257,967)	(366,011)		(257,967)	(320,338)
Negative cash flows from operating activities | ₪		₪ (11,839)	₪ (21,852)	₪ (46,320)		₪ (35,079)	₪ (77,058)
USD [Member]
General (Textual)
Incurred loss | $					$ (13,177)
Accumulated deficit | $								$ (105,600)
Negative cash flows from operating activities | $					$ (13,364)